Offerings - Offering: 1	Oct. 24, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 813,677,998.00
Amount of Registration Fee	$ 124,574.10
Offering Note	N/A